Summary of material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of material accounting policies
Business combinations and goodwill

3.1.  Business combinations and goodwill

Business combinations are accounted for using the acquisition method.

The cost of an acquisition is measured as the total of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition costs incurred, such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees, are expensed and included in general and administrative expenses.

The Group measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the net amount (generally fair value) of the identifiable assets acquired and liabilities assumed, all measured as at the acquisition date.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If control is achieved in stages, the acquirer’s previously held equity interest in the acquiree is remeasured to fair value as at the acquisition date through profit or loss.

A contingent liability of the acquiree is recognized in a business combination only if such a liability represents a present obligation and arises from a past event, and its fair value can be measured reliably.

Only components of non-controlling interest constituting a present ownership interest that entitles their holder to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or at the present ownership instruments’ proportionate share of the acquiree’s identifiable net assets. All other components are measured at their acquisition date fair value.

The Group accounts for a change in the ownership interest of a subsidiary (without loss of control) as a transaction with owners in their capacity as owners. Therefore, such transactions do not give rise to goodwill, nor do they give rise to a gain or loss and are accounted for as an equity transaction.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested annually for impairment. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash generating units that are expected to benefit from the synergies of the combination and/or from the future cash flows provided by the acquired businesses, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill forms part of a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained. If the Group reorganizes its reporting structure in a way that changes the composition of one or more cash-generating units to which goodwill has been allocated, the goodwill is reallocated to the units affected. The reallocation is performed using a relative value approach similar to that used in connection with the disposal of an operation within a cash-generating unit, unless some other method better reflects the goodwill associated with the reorganized units.

Foreign currency translation

3.2.  Foreign currency translation

The consolidated financial statements are presented in US dollars (US$), which is the Group’s presentation currency. Each entity in the Group determines its own functional currency, depending on what the underlying economic environment is, and items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded in the functional currency at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the functional currency rate of exchange at the reporting date. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on retranslation of non-monetary items is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

The functional currency of the foreign operations is generally US Dollar or the respective local currency – Euro (€), Armenian dram (AMD), Kazakhstani tenge (KZT) or United Arab Emirates Dirham (AED). As at the reporting date, the assets and liabilities of these operations are translated into the presentation currency of the Group (the US$) at the rate of exchange at the reporting date and their statements of comprehensive income are translated at the average exchange rates for the year or exchange rates prevailing on the date of specific transactions. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign entity, the cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the profit or loss.

Property and equipment

3.3.  Property and equipment

3.3.1.Cost of property and equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment loss. Expenditures for continuing repairs and maintenance are charged to the profit or loss as incurred.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

3.3.2.Depreciation and useful lives

Depreciation is recognized in profit or loss on the straight-line method over the useful lives of each part of an item of property and equipment.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

• Computer hardware	2-5 years
• Furniture, fixtures and office equipment	5 years

Useful lives of leasehold improvements of leased office premises are determined as the lower of the useful life of the asset and the lease term. The asset’s residual values, useful lives and depreciation methods are reviewed, and adjusted as appropriate, at each financial year-end.

Intangible assets

3.4.  Intangible assets

3.4.1.Software and other intangible assets

Software and other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Subsequent expenditure to add to, replace part of, or service an intangible asset is recognized as part of the cost of an intangible asset if we can demonstrate that the item meets the definition of an intangible asset and the general recognition criteria for intangible assets.

3.4.2.Useful life and amortization of intangible assets

The Group assesses whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of that useful life. An intangible asset is regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity. The Group did not have any intangible assets with indefinite useful life as at December 31, 2024 and 2023.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The useful economic life of the Group’s intellectual property rights, including licenses, as at December 31, 2024 and 2023 is 4 years.

Amortization periods and methods for intangible assets with finite useful lives are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss and other comprehensive income when the asset is derecognized.

Leases

3.5.  Leases

Right-of-use assets

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Short-term leases and leases of low-value assets

The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) with a cost of 5 or less and short-term leases (i.e., leases with a lease term of 12 months or less).

The Group does not apply the short-term lease recognition exemption to its short-term leases of office premises (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on such short-term leases are recognized as a right-of-use asset and a lease liability at the lease commencement date. Other short-term and low-value leases are expensed as incurred.

Significant judgment in determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, and/or excluding any periods covered by an option to terminate the lease, if it is reasonably certain that the termination option will be exercised.

The Group has the option, under some of its leases to lease the assets for an additional term. The Group applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year are disclosed in Note 17.

Lease liabilities

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

Lessees are also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee generally recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use assets.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Impairment of non-financial assets

3.6.  Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired, other than goodwill, intangible assets not yet available for use and intangible assets with indefinite useful life, for which impairment testing is required annually, regardless of whether there is a triggering event. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If this is the case, recoverable amount is determined for the cash-generating unit (CGU) to which the asset belongs.

Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

Impairment losses are recognized in profit or loss.

For all assets an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group makes an estimate of the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. An impairment loss in respect of goodwill is not reversed.

That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss.

Financial assets

3.7.  Financial assets

3.7.1.Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

3.7.2.Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in three categories:

●	Financial assets at amortized cost;
●	Financial assets at fair value through OCI (“FVOCI”);
●	Financial assets at fair value through profit or loss (“FVTPL”).

Financial assets at amortized cost

The Group measures financial assets at amortized cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost includes trade and other receivables, loan receivable to MX Capital Ltd and loans receivable to Castcrown Ltd and other current investments.

Financial assets at fair value through OCI (“FVOCI”)

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Financial assets at fair value through profit or loss (“FVTPL”)

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. Our convertible loans receivable to Castcrown Ltd and Levelapp Ltd have been classified as measured at FVTPL. The undrawn commitment to subscribe for convertible loans is accounted for as a derivative and is measured at FVTPL. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Impairment—credit loss allowance for ECL

The Group assesses and recognizes the allowances for expected credit losses (“ECL”) on financial assets measured at amortized cost and debt instruments measured at FVOCI.

The measurement of ECL reflects:

●	an unbiased and probability weighted amount that is determined by evaluating a range of possible outcomes;
●	present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and cash flows the Group expects to receive); and
●	all reasonable and supportable information that is relevant and available without undue cost and effort at the end of each reporting period about past events, current conditions and forecasts of future economic conditions.

Debt instruments measured at amortized cost are presented in the consolidated statement of financial position net of the allowance for ECL.

The Group applies a “three stage” model for impairment in accordance with IFRS 9, based on changes in credit quality since initial recognition:

1.	A financial instrument that is not credit-impaired on initial recognition is classified in Stage 1. Financial assets in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that results from default events possible within the next 12 months (12-month ECL).
2.	If the Group identifies a significant increase in credit risk (“SICR”) since initial recognition, the asset is transferred to Stage 2 and its ECL is measured based on ECL on a lifetime basis (lifetime ECL).
3.	If the Group determines that a financial asset is credit-impaired, the asset is transferred to Stage 3 and its ECL is measured as a lifetime ECL.

For financial assets that are credit-impaired on purchase or at origination, as well as for trade receivables without a significant financing component, the ECL is always measured at a lifetime ECL. Notes 4 and 29 include information about inputs, assumptions and estimation techniques used in measuring ECL, including an explanation of how the Group incorporates forward-looking information in the ECL models.

3.7.3. Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

●	The rights to receive cash flows from the asset have expired, or;
●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third-party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control thereover, the asset is recognized to the extent of the Group’s continuing involvement in the asset.

In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Financial liabilities

3.8.  Financial liabilities

3.8.1.Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at amortized cost or fair value through profit or loss.

The Group’s financial liabilities predominantly include trade and other payables, put option liabilities, share warrant obligation, lease liabilities and contingent consideration.

3.8.2.Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition.

Gains or losses on liabilities at fair value through profit or loss are recognized in the statement of profit or loss. Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

The Group’s financial liabilities at FVTPL are categorized in the fair value hierarchy based on facts and circumstances which affect the valuation of the financial instruments as well as on the valuation method that we adopt at the end of each reporting period.

Financial liabilities at amortized cost

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of EIR method. The EIR amortization is included as finance costs in the net finance income/(costs) section of the consolidated statement of profit or loss and other comprehensive income.

3.8.3.Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability at fair value, and the difference in the respective carrying amounts is recognized in profit or loss.

3.8.4.Offsetting financial assets and liabilities

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position if, and only if:

●	There is a currently enforceable legal right to offset the recognized amounts; and
●	There is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

The right of set-off:

●	Must not be contingent on a future event; and
●	Must be legally enforceable in all of the following circumstances:
(i)	the normal course of business;
(ii)	the event of default; and
(iii)	the event of insolvency or bankruptcy of the entity and all of the counterparties

The Group did not offset any financial assets and liabilities as at December 31, 2024 and 2023.

Derivative financial instruments

3.9.  Derivative financial instruments

The Company holds various derivative instruments issued as part of the acquisition of its investees (Note 15). Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value and changes therein are generally recognized in profit or loss.

The Company has not designated any of its derivatives as hedging instruments.

A contract that contains an obligation for an entity to purchase its own equity instruments for cash or another financial asset gives rise to financial liability for the present value of the redemption amount. This is the case even if the contract itself is an equity instrument. Financial liability is recognized initially at the present value of the redemption amount and is reclassified from equity.

An entity's contractual obligation to purchase its own equity instruments gives rise to a financial liability for the present value of the redemption amount even if the obligation to purchase is conditional on the counterparty exercising a right to redeem.

Subsequently, financial liability is measured in accordance with IFRS 9. In addition, in line with IAS 32,23, if the contract expires unexercised and without delivery, the carrying amount of the financial liability is reclassified to equity.

Cash and cash equivalents

3.10. Cash and cash equivalents

Cash comprises cash at banks and in hand. Short-term deposits and highly liquid investments with an original maturity of three months or less are considered cash equivalents and are included as a component of cash and cash equivalents for the purpose of the consolidated statement of financial position and consolidated statement of cash flows.

Employee benefits

3.11. Employee benefits

Wages and salaries paid to employees are recognized as expenses in the current year. The Group also accrues expenses for future vacation payments and short-term employee bonuses. The Group and its employees also contribute to various social insurance funds and funds of similar nature in the jurisdictions where the Group’s subsidiaries are located based on employees’ salaries.

Share based payment expenses relating to our employees are included in the same categories in the consolidated statement of profit or loss and other comprehensive income where the wages and salaries of corresponding employees are included. Share based payment expenses relating to key employees of the Group’s service providers are included in the same categories where the respective services are included.

Provisions

3.12. Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, such that it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.

If the effect of discounting is material, provisions are determined by discounting the expected value of future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense.

Income taxes

3.13. Income taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Current income tax relating to items recognized in other comprehensive income is recognized in other comprehensive income.

Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Revenue from contracts with customers

3.14. Revenue from contracts with customers

We derive substantially all of our revenue from the sale of virtual items and advertising services associated with our online games in accordance with IFRS 15.

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has concluded that it is the principal in its revenue arrangements because it controls the goods and services before transferring them to the customer. Revenues and related expenses from services are recognized in the period when services are rendered, regardless of when payment is made. Contract price is allocated separately to each performance obligation based on observable stand-alone prices. There are generally no variable amounts affecting consideration at the moment such consideration is recognized. Consideration from customers does not have any non-cash component.

Online Games. We operate our games as live services that allow players to play free of charge. Our identified performance obligation is to display the virtual items within the game over the estimated playing period of the paying player or until it is consumed in game play based upon the nature of the virtual item. Revenue is recognized either at a point in time or over time depending on the nature of virtual item displayed. Payment is required at time of purchase and the purchase price is a fixed amount.

Our games are distributed through third-party platforms, such as the Apple App Store, Facebook, Huawei, Google Play and our own website (the “platforms”). Players can purchase our virtual items through various widely accepted payment methods offered in the games, including Apple accounts, Google Play accounts, Huawei and Facebook local currency payments. Payments from players for virtual items are non-refundable and relate to non-cancellable contracts that specify our obligations. Payments for items which may be used through the playing period are initially recorded as deferred revenue

The transaction price which the Group collects from its consumers is equal to the gross amount we request to be charged to our player because we are the principal in the transaction. The related platform and payment processing fees are recorded as expense in the same period when the relevant revenue is recognized while the amount of the platform and payment processing fees, which relate to the deferred revenue, is recognized as deferred platform commission fees. Revenue is recognized net of taxes, such as VAT and sales tax. Taxes are normally withheld by platforms in accordance with local laws in relevant jurisdictions, and where the platform does not serve as a tax agent the Group uses estimates to determine related tax amounts.

Advertising. We have contractual relationships to display advertisements in our games. For all advertising arrangements, we are the principal and our performance obligation is to provide the inventory for advertisements to be displayed in our games.

The pricing and terms for all our advertising arrangements are governed by either a master contract or insertion order and generally stipulate payment terms as a specific number of days subsequent to the end of the month. The transaction price in advertising arrangements is generally the product of the number of advertising units delivered (e.g., impressions, offers completed, videos viewed, etc.) and the contractually agreed upon price per advertising unit.

For in-game display advertisements, in-game offers, engagement advertisements and other advertisements, our performance obligation is satisfied over the life of contract (i.e., over time), with revenue being accounted for using “as invoiced” practical expedient and recognized monthly using end-of-the month recognition approach.

Taxes Collected from Customers. As stated above we present our revenue net of taxes collected from customers and remitted to governmental authorities in our consolidated statement of profit or loss and other comprehensive income.

Platform Commissions

3.15. Platform commissions

Platforms retain platform commissions and fees on each purchase made by the paying players through the platform. As revenues from sales of virtual items to paying players through the platform are deferred, the related platform commissions and fees are also deferred on the consolidated statement of financial position. Platform commissions represent contract costs an entity incurs to obtain a contract to provide digital goods and services to customers. The entity recognizes capitalized contract costs under IFRS 15, presenting them separately from contract assets and contract liabilities in the statement of financial position. Assets arising from costs to obtain a contract are similar in nature to intangible assets, thus classified as non-current. The deferred platform commissions are recognized in the consolidated statement of profit or loss and other comprehensive income in the period in which the related sales of virtual items for which revenue have been initially deferred are recognized as revenue.

Recognition of interest income and interest expense

3.16. Recognition of interest income and interest expense

For all financial instruments measured at amortized cost, interest bearing financial assets classified as available for sale and financial instruments designated at fair value through profit or loss, interest income or expense is recorded using the EIR method. The EIR (and therefore, the amortized cost of the asset) is calculated by taking into account any discount or premium on acquisition, fees and costs that are an integral part of the EIR of the financial instrument.

Interest expense derived from borrowings attracted from various third parties including banks as part of financing arrangements is classified as interest expense. Cash disbursements of interest are included into interest paid in the consolidated statement of cash flows.

Share-based payments

3.17. Share-based payments

Employees and contractors of the Group (providing services similar to employees) receive remuneration in the form of equity instruments (equity-settled transactions) in exchange for rendering services.

The cost of equity-settled transactions is recognized, together with a corresponding increase in other reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The consolidated statement of profit or loss and other comprehensive income expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized in the relevant cost and expense categories.

The cost of cash-settled transactions is measured at fair value at the grant date using a relevant valuation model (for details see Note 29). The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense that would have been incurred had the terms not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in previous paragraph.

All of the components of share-based payments with a choice of settlement are treated as compound financial instrument, that includes both a liability and an equity component.

For each component the fair value of cash consideration is estimated first, and the fair value of equity component is estimated consequently.

Investment in associates

3.18. Investment in associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

Interests in associates are included in these consolidated financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. They are initially recognized at cost which includes transaction costs. Contingent consideration arising from the acquisition of an equity-accounted investee is initially recognized at fair value as part of the cost of acquisition and subsequently accounted for as follows: a) Contingent consideration classified as equity is not remeasured and should accounted for its settlement in equity, b) Contingent consideration classified as an asset or a liability is remeasured to fair value at each reporting date until the contingency is settled, with changes in fair value recognized in profit or loss. Loans purchased or originated credit impaired (POCI loans) are initially recognized at fair value. For such loans originated in respect to the associates, the Company determined that they have zero fair value upon recognition. Therefore, the difference between the fair value at recognition and the cash paid was considered as an additional investment in the equity of the associate.

An impairment assessment of investments in associates is performed when there is an indication that the asset has been impaired or the impairment losses recognized in prior years no longer exist.

Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and OCI of equity-accounted investees, until the date on which significant influence ceases.

When the Group’s share of losses exceeds the carrying amount of the investment, the investment is reported at nil value and recognition of losses is discontinued except to the extent of the Group’s commitment to participate in losses.

Transactions under common control:

3.19. Transactions under common control

A common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change in control at the ultimate parent or controlling shareholder level, the Company does not account for that at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

Fair value measurements

3.20. Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either, a) in the principal market for the asset or the liability or b) in the absence of a principal market, in the most advantageous market for the asset or liability both being accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that the market participants would use when pricing the asset or liability, assuming that the market participants act in their best economic interest. A fair value measurement of a non-financial asset takes into account the market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

The Group uses the following hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.
●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.
●	Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization at the end of each reporting period (Note 28).